United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	FDBAX
B	FDBBX
C	FDBCX
F	ISHIX
Institutional	FDBIX

Federated Bond Fund

Fund Established 1987

A Portfolio of Federated Investment Series Funds, Inc.

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	95.5%
Municipal Securities	0.5%
Foreign Governments/Agencies	0.5%
Mortgage-Backed Securities[3]	0.1%
Collateralized Mortgage Obligations[4]	0.0%
Asset-Backed Security[4]	0.0%
Derivative Contracts[5]	(0.2)%
Other Security Types[6]	0.4%
Cash Equivalents[7]	1.3%
Other Assets and Liabilities — Net[8]	1.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Other Security Types consist of common stocks, warrants and preferred stocks.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 67.2%
		Basic Industry - Chemicals – 1.4%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,108,657
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,610,743
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	1,990,988
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,651,624
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,457,873
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	202,125
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,749,887
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,752,094
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,784,264
		TOTAL	20,308,255
		Basic Industry - Metals & Mining – 3.0%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,759,300
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	72,360
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,388,911
2,600,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	2,608,281
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	854,673
1,000,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	1,016,487
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,382,810
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	2,053,853
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,821,848
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,503,236
750,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	703,817
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,126,654
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,896,035
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,100,000
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,906,774
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,496,055
1,350,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,468,539
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	636,748
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,141,421
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,489,315
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,790,103
		TOTAL	44,217,220
		Basic Industry - Paper – 0.9%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	2,138,755
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,496,497
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,510,455
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,000,000		Westvaco Corp., 7.65%, 3/15/2027	3,169,770
4,750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	5,396,940
		TOTAL	13,712,417
		Capital Goods - Aerospace & Defense – 0.3%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,989,070
1,000,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	1,051,124
		TOTAL	5,040,194
		Capital Goods - Building Materials – 0.5%
1,570,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	1,613,749
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,325,423
		TOTAL	6,939,172
		Capital Goods - Construction Machinery – 0.2%
3,030,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	3,301,233
		Capital Goods - Diversified Manufacturing – 1.9%
1,570,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	1,571,328
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,062,440
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,286,626
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,106,100
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,158,067
768,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	794,530
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,242,391
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,222,414
3,970,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	4,415,811
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,278,628
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	792,658
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,224,696
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,551,700
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,456,483
		TOTAL	28,163,872
		Capital Goods - Environmental – 0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	598,431
		Capital Goods - Packaging – 0.1%
960,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	983,810
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,036,758
		TOTAL	2,020,568
		Communications - Media & Cable – 1.1%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,140,474
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,762,074
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	303,101
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,519,948
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,549,370
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	1,956,337
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,228,332
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,446,694
		TOTAL	16,906,330
		Communications - Media Noncable – 1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,171,235
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,402,860
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,132,500
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	460,895
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,765,873
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,313,066
1,930,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,968,642
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,216,489
		TOTAL	21,431,560
		Communications - Telecom Wireless – 1.7%
5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	9,036,722
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,142,696
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	1,011,085
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,134,445
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	2,235,028
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,000,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	4,048,764
		TOTAL	24,608,740
		Communications - Telecom Wirelines – 2.1%
1,870,000		AT&T Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,044,832
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,152,161
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,672,805
4,780,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	4,578,695
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,410,400
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,231,455
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,312,360
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,417,140
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,043,877
		TOTAL	30,863,725
		Consumer Cyclical - Automotive – 1.9%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	816,796
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,388,843
1,150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.65%, 4/10/2015	1,150,534
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,066,192
2,100,000	[3,4]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2049	31,500
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,417,057
1,470,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	1,482,636
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,965,287
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	454,638
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	349,370
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,548,291
2,560,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	2,562,816
4,100,000	[1,2]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 3/22/2017	4,183,726
		TOTAL	28,417,686
		Consumer Cyclical - Entertainment – 1.3%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,081,646
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,429,357
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,499,248
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,544,063
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	1,992,364
4,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	5,105,128
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	269,377
1,420,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	1,461,968
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	727,211
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,105,468
		TOTAL	19,215,830
		Consumer Cyclical - Lodging – 0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,213,612
2,000,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	2,040,868
1,980,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	2,017,963
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	817,841
12,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	13,535
		TOTAL	8,103,819
		Consumer Cyclical - Retailers – 0.7%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,142,012
2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,342,567
1,560,349	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,668,298
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	630,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,679,520
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,270,318
		TOTAL	9,732,715
		Consumer Cyclical - Services – 0.9%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,495,276
1,040,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	1,094,990
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,157,701
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,295,357
		TOTAL	13,043,324
		Consumer Non-Cyclical - Food/Beverage – 1.2%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,534,071
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	637,533
1,600,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,684,518
2,190,000		Kellogg Co., 1.75%, 5/17/2017	2,189,269
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,448,888
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,012,546
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,211,178
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,178,700
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,424,714
		TOTAL	18,321,417
		Consumer Non-Cyclical - Health Care – 0.6%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,875,855
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,842,785
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	3,035,254
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	558,511
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	567,922
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	665,337
		TOTAL	8,545,664
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,973,613
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	825,088
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,277,364
		TOTAL	7,076,065
		Consumer Non-Cyclical - Products – 0.5%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	961,859
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,630,379
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,313,062
2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	3,039,397
		TOTAL	7,944,697
		Consumer Non-Cyclical - Supermarkets – 0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,203,059
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	346,850
		TOTAL	1,549,909
		Consumer Non-Cyclical - Tobacco – 0.1%
740,000		Altria Group, Inc., 9.25%, 8/6/2019	1,018,723
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,073,975
		TOTAL	2,092,698
		Energy - Independent – 2.0%
1,690,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	1,766,025
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	503,740
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	6,944,769
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	556,875
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,127,500
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,486,000
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	7,933,900
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	602,404
1,260,000		Talisman Energy, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2042	1,301,057
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	667,734
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,247,494
		TOTAL	29,137,498
		Energy - Integrated – 2.1%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,891,651
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,264,428
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,729,108
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	763,722
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,102,574
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,706,182
2,370,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	2,455,133
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	541,719
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,011,319
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	278,319
2,740,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	3,180,047
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,955,959
1,880,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 1.95%, 3/5/2015	1,898,988
3,260,000	[1,2]	Phillips 66, Sr. Unsecd. Note, Series 144A, 4.30%, 4/1/2022	3,404,588
		TOTAL	31,183,737
		Energy - Oil Field Services – 0.9%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	763,556
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,849,484
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,611,100
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	265,713
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,096,068
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	376,000
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	1,023,282
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	114,561
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,145,638
500,000		Weatherford International Ltd., 9.875%, 3/1/2039	716,609
610,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	647,660
454,820	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	309,976
		TOTAL	12,919,647
		Energy - Refining – 0.6%
920,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	1,026,519
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,984,583
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,130,420
		TOTAL	8,141,522
		Financial Institution - Banking – 12.8%
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,912,869
4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,053,592
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,046,562
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,705,501
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,503,455
1,260,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,267,632
2,760,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,888,503
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,008,250
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	4,475,500
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,609,194
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,195,675
5,350,000		Capital One Capital V, 10.25%, 8/15/2039	5,564,000
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,224,425
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,498,982
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,309,300
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,518,242
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,604,353
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,512,577
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	7,622,839
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,517,728
3,000,000		Credit Suisse AG New York, Sr. Unsecd. Note, 5.50%, 5/1/2014	3,189,432
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,813,388
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	2,015,138
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,921,066
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,105,988
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,031,520
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	5,657,305
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,254,692
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,931,643
3,100,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	3,229,450
1,770,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	1,806,724
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	665,398
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,911,400
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	923,199
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,192,988
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,110,371
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,425,195
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,962,868
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	3,185,983
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,379,315
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,188,447
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	984,156
1,900,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	1,829,865
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	845,095
2,840,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,683,593
3,300,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	3,155,114
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,497,333
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,493,835
7,350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	7,472,289
7,030,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	6,980,031
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,094,036
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,653,323
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,311,275
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 2.124%, 3/29/2049	385,245
6,032,700	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	4,289,913
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,872,749
1,810,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,882,333
1,915,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	1,904,226
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,822,852
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,664,715
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,171,842
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,305,241
523,597	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	535,246
		TOTAL	188,774,996
		Financial Institution - Brokerage – 2.7%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,202,387
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,529,273
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,719,390
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,389,549
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	802,659
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,475,426
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	970,000
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,675,350
1,325,000	[1,2]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 5/21/2019	1,348,244
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	923,100
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,695,565
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,427,533
3,500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	3,710,826
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,551,019
		TOTAL	39,420,321
		Financial Institution - Finance Noncaptive – 4.2%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,033,226
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,581,935
5,030,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,188,863
3,300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	4,218,621
3,150,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	3,176,186
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,204,575
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	1,971,833
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	2,189,688
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,139,628
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	8,371,064
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,550,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,322,402
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 5.03%, 12/21/2065	1,018,200
1,800,000		International Lease Finance Corp., Sr. Unsecd. Note, 4.875%, 4/1/2015	1,775,030
1,220,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,222,341
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,603,185
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	4,015,232
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,930,924
		TOTAL	62,512,933
		Financial Institution - Insurance - Health – 0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	863,835
		Financial Institution - Insurance - Life – 3.7%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,991,464
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,597,627
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,447,310
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,811,625
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,021,661
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	1,045,846
1,720,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	2,066,293
1,350,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	1,355,873
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	784,398
3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,701,293
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,205,456
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,375,000
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	613,007
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	935,654
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	3,050,294
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,508,344
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,264,130
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,794,448
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,707,153
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,116,820
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,665,033
		TOTAL	54,058,729
		Financial Institution - Insurance - P&C – 1.4%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,297,392
540,000		CNA Financial Corp., 6.50%, 8/15/2016	610,822
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,097,543
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	1,009,462
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	827,664
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,861,145
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	878,274
410,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	410,144
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,235,928
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,505,775
350,000		PXRE Capital Trust I, 8.85%, 2/1/2027	317,625
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	299,905
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,235,434
		TOTAL	20,587,113
		Financial Institution - REITs – 1.7%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,968,134
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,495,807
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,043,746
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,639,347
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,614,732
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	450,214
500,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	509,580
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,266,112
225,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	227,558
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	399,950
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,783,223
740,000		ProLogis Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	883,950
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	590,156
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,550,842
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,704,530
830,000		Simon Property Group LP, 6.75%, 5/15/2014	905,215
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,311,098
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	983,359
		TOTAL	25,327,553
		Municipal Services – 0.3%
1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,686,081
2,970,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,760,942
		TOTAL	4,447,023
		Sovereign – 0.3%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,448,597
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,264,342
		TOTAL	4,712,939
		Technology – 2.8%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,666,391
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,695,151
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	769,460
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,256,052
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,447,134
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,866,245
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,145,692
2,800,000		Hewlett-Packard Co., Sr. Unsecd. Note, 2.60%, 9/15/2017	2,767,615
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,653,798
5,300,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	5,611,916
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,390,998
560,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	667,570
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,807,580
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,514,119
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,110,205
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,224,094
840,000		Xerox Corp., Sr. Unsecd. Note, 2.95%, 3/15/2017	847,941
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,090,704
		TOTAL	41,532,665
		Transportation - Airlines – 0.4%
71,524		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	71,524
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,352,458
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,165,828
		TOTAL	5,589,810
		Transportation - Railroads – 0.8%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,733,121
1,675,353		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	2,012,064
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	4,009,651
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,185,341
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,541,915
		TOTAL	12,482,092
		Transportation - Services – 1.1%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,604,912
4,440,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	4,572,028
5,390,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	5,453,640
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,216,493
1,200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	1,268,258
		TOTAL	16,115,331
		Utility - Electric – 3.7%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	875,618
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	364,925
484,850		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	528,680
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,788,873
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,438,160
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,540,296
100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	139,518
2,100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	2,083,507
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,106,072
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	299,851
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,053,985
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	362,331
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,641,659
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	3,001,546
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,147,476
2,415,318	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,589,117
1,100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,107,955
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,435,272
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,665,337
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,168,528
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	2,031,143
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,320,193
1,350,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,436,011
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	251,292
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,617,066
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,514,091
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,193,570
124,161		Waterford 3 Funding Corp., 8.09%, 1/2/2017	124,499
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,171,094
		TOTAL	53,997,665
		Utility - Natural Gas Distributor – 0.6%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	262,813
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	935,592
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,626,377
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	425,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,660,347
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,025,920
		TOTAL	8,936,049
		Utility - Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,612,595
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,854,398
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,541,766
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,000,000	Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,069,433
3,850,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,370,478
2,500,000	Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,945,962
2,900,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 3.95%, 9/1/2022	2,937,076
1,000,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,052,649
3,300,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,506,488
1,190,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,365,556
830,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	1,008,274
3,100,000	Williams Partners LP, 5.25%, 3/15/2020	3,512,678
	TOTAL	30,777,353
	TOTAL CORPORATE BONDS (IDENTIFIED COST $917,837,097)	993,674,352
	Mortgage-Backed Securities – 0.0%
4,585	Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	5,100
5,276	Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	5,873
684	Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	759
3,601	Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	4,071
3,672	Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	3,978
6,226	Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	7,247
3,283	Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,713
1,051	Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	1,073
3,373	Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,832
28,428	Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	32,113
20,707	Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	23,467
5,056	Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	5,872
1,952	Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,245
8,963	Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	10,364
4,724	Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	5,123
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$5,392		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	6,119
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $107,619)	120,949
		MUNICIPAL BONDS – 0.5%
		Municipal Services – 0.5%
4,720,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432% Bonds, 1/1/2042	4,835,168
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026	2,634,819
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,827,040)	7,469,987
		Governments/Agencies – 0.5%
		Sovereign – 0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,063,725
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,784,375
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,520,282
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,368,382
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
8,473	[3]	General Motors Co.	188,101
		Utility - Electric – 0.0%
113	[3]	NRG Energy, Inc.	1,731
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,202,339)	189,832
		WARRANTS – 0.0%
		Automotive – 0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2016	102,450
7,703	[3]	General Motors Co., Warrants, Expiration Date, 7/10/2019	66,323
		TOTAL WARRANTS (IDENTIFIED COST $1,361,230)	168,773
		Preferred Stocks – 0.3%
		Financial Institution - Brokerage – 0.0%
130,000	[3,4,5]	Lehman Brothers Holdings, Inc., Pfd., Series D	1,300
		Financial Institution - REITs – 0.3%
80,000		ProLogis Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,680,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,985,290)	4,681,300
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		Asset-Backed SecuritY – 0.0%
		Home Equity Loan – 0.0%
$40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,932
		Collateralized Mortgage Obligations – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	343,840
		Non-Agency Mortgage – 0.0%
27,362	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.123%, 1/28/2027	23,227
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $375,250)	367,067
		MUTUAL FUNDS – 30.1%[7]
15,069,509	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	15,069,509
66,273,157		High Yield Bond Portfolio	429,450,054
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $520,387,066)	444,519,563
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,459,999,086)[9]	1,458,594,137
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[10]	21,198,682
		TOTAL NET ASSETS — 100%	$1,479,792,819

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] U.S. Treasury Bonds 30 – Year Short Futures	200	$29,943,750	September 2012	$(705,137)
[3] U.S. Treasury Bonds Ultra Long-Short Futures	300	$50,700,000	September 2012	$(1,863,955)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(2,569,092)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

Semi-Annual Shareholder Report

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $198,125,036, which represented 13.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At May 31, 2012, these liquid restricted securities amounted to $190,355,130, which represented 12.9% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $1,462,235,183.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$993,642,852	$31,500[2]	$993,674,352
Mortgage-Backed Securities	—	120,949	—	120,949
Municipal Bonds	—	7,469,987	—	7,469,987
Governments/Agencies	—	7,368,382	—	7,368,382
Asset-Backed Security	—	—	33,932[2]	33,932
Collateralized Mortgage Obligations	—	343,840	23,227[2]	367,067
Equity Securities:
Common Stocks
Domestic	189,832	—	—	189,832
Preferred Stocks
Domestic	4,680,000	—	1,300	4,681,300
Warrants	168,773	—	—	168,773
Mutual Funds	444,519,563	—	—	444,519,563
TOTAL SECURITIES	$449,558,168	$1,008,946,010	$89,959	$1,458,594,137
OTHER FINANCIAL INSTRUMENTS[3]	$(2,569,092)	$ —	$ —	$(2,569,092)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Includes $31,500 of corporate bonds, $33,677 of a asset-backed security and $27,647 of collateralized mortgage obligations transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition on Level 3. These transfers represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

GO	— General Obligation
GTD	— Guaranteed
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.05	$9.23	$8.80	$7.08	$8.87	$8.93
Income From Investment Operations:
Net investment income	0.24	0.52	0.55	0.52	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.32	(0.17)	0.42	1.74	(1.79)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.35	0.97	2.26	(1.29)	0.41
Less Distributions:
Distributions from net investment income	(0.25)	(0.53)	(0.54)	(0.54)	(0.50)	(0.47)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.36	$9.05	$9.23	$8.80	$7.08	$8.87
Total Return[3]	6.28%	3.81%	11.38%[2]	33.05%	(15.25)%	4.74%
Ratios to Average Net Assets:
Net expenses[4]	0.98%[5]	0.98%	0.99%	0.99%	0.99%	0.99%
Net investment income	5.14%[5]	5.79%	5.90%	6.40%	5.79%	5.37%
Expense waiver/reimbursement[6]	0.23%[5]	0.23%	0.21%	0.23%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$839,828	$709,195	$665,358	$628,675	$457,276	$573,375
Portfolio turnover	2%	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.10	$9.28	$8.83	$7.11	$8.90	$8.96
Income From Investment Operations:
Net investment income	0.21	0.46	0.48	0.46	0.44	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.31	(0.19)	0.44	1.73	(1.80)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.27	0.92	2.19	(1.36)	0.34
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.47)	(0.47)	(0.43)	(0.40)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.41	$9.10	$9.28	$8.83	$7.11	$8.90
Total Return[3]	5.81%	2.95%	10.68%[2]	31.84%	(15.89)%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	1.79%[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	4.32%[5]	5.02%	5.09%	5.63%	4.96%	4.57%
Expense waiver/reimbursement[6]	0.19%[5]	0.20%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,799	$84,448	$122,759	$155,907	$153,465	$236,276
Portfolio turnover	2%	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.12% on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.10	$9.28	$8.84	$7.11	$8.90	$8.96
Income From Investment Operations:
Net investment income	0.20	0.45	0.47	0.45	0.43	0.41
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.32	(0.18)	0.44	1.75	(1.79)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.27	0.91	2.20	(1.36)	0.34
Less Distributions:
Distributions from net investment income	(0.21)	(0.45)	(0.47)	(0.47)	(0.43)	(0.40)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.41	$9.10	$9.28	$8.84	$7.11	$8.90
Total Return[3]	5.81%	2.96%	10.56%[2]	32.01%	(15.88)%	3.89%
Ratios to Average Net Assets:
Net expenses[4]	1.79%[5]	1.79%	1.79%	1.79%	1.79%	1.79%
Net investment income	4.32%[5]	4.99%	5.10%	5.58%	5.00%	4.57%
Expense waiver/reimbursement[6]	0.19%[5]	0.20%	0.20%	0.22%	0.22%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,630	$148,392	$153,345	$146,220	$84,701	$101,561
Portfolio turnover	2%	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.11	$9.29	$8.85	$7.12	$8.91	$8.97
Income From Investment Operations:
Net investment income	0.24	0.52	0.54	0.51	0.50	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.32	(0.18)	0.44	1.75	(1.80)	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.56	0.34	0.98	2.26	(1.30)	0.41
Less Distributions:
Distributions from net investment income	(0.25)	(0.52)	(0.54)	(0.53)	(0.49)	(0.47)
Regulatory Settlement Proceeds	—	—	0.00[1,2]	—	—	—
Net Asset Value, End of Period	$9.42	$9.11	$9.29	$8.85	$7.12	$8.91
Total Return[3]	6.21%	3.75%	11.40%[2]	32.96%	(15.21)%	4.68%
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	1.02%	1.02%	1.02%	1.02%
Net investment income	5.09%[5]	5.75%	5.87%	6.37%	5.75%	5.34%
Expense waiver/reimbursement[6]	0.21%[5]	0.22%	0.22%	0.24%	0.23%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$208,814	$192,734	$190,504	$178,466	$126,458	$170,492
Portfolio turnover	2%	13%	24%	28%	21%	27%
1	Represents less than $0.01.
2	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,			Period Ended 11/30/2008[1]
		2011	2010	2009
Net Asset Value, Beginning of Period	$9.05	$9.23	$8.80	$7.08	$8.86
Income From Investment Operations:
Net investment income	0.25	0.55	0.57	0.54	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	0.32	(0.19)	0.42	1.73	(1.77)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.36	0.99	2.27	(1.35)
Less Distributions:
Distributions from net investment income	(0.26)	(0.54)	(0.56)	(0.55)	(0.43)
Regulatory Settlement Proceeds	—	—	0.00[2,3]	—	—
Net Asset Value, End of Period	$9.36	$9.05	$9.23	$8.80	$7.08
Total Return[4]	6.38%	4.01%	11.59%[3]	33.29%	(15.84)%
Ratios to Average Net Assets:
Net expenses[5]	0.79%[6]	0.79%	0.79%	0.79%	0.79%[6]
Net investment income	5.32%[6]	5.92%	6.11%	6.22%	6.35%[6]
Expense waiver/reimbursement[7]	0.19%[6]	0.20%	0.20%	0.20%	0.22%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$184,722	$145,292	$55,617	$7,948	$274
Portfolio turnover	2%	13%	24%	28%	21%[8]
1	Reflects operations for the period from January 28, 2008 (date of initial investment) to November 30, 2008.
2	Represents less than $0.01.
3	During the year ended November 30, 2010, the Fund received a regulatory settlement from an unaffiliated third party, which did not have any impact on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Pursuant to a settlement with the New York Attorney General, the Adviser had agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.5557% effective January 1, 2006, and was not permitted to be increased until after December 31, 2010.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2008.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $444,519,563 of investment in affiliated holdings (Note 5) (identified cost $1,459,999,086)		$1,458,594,137
Restricted cash (Note 2)		1,835,000
Income receivable		14,094,623
Income receivable from affiliated holdings		3,341,428
Receivable for investments sold		2,136,997
Receivable for shares sold		4,192,817
TOTAL ASSETS		1,484,195,002
Liabilities:
Payable for investments purchased	$1,714,430
Payable for shares redeemed	1,629,460
Payable for daily variation margin	434,375
Payable to adviser (Note 5)	991
Payable for Directors'/Trustees' fees	2,347
Payable for distribution services fee (Note 5)	155,856
Payable for shareholder services fee (Note 5)	285,278
Accrued expenses	179,446
TOTAL LIABILITIES		4,402,183
Net assets for 157,828,261 shares outstanding		$1,479,792,819
Net Assets Consist of:
Paid-in capital		$1,501,257,750
Net unrealized depreciation of investments and futures contracts		(3,974,041)
Accumulated net realized loss on investments, futures contracts and swap contracts		(15,313,604)
Distributions in excess of net investment income		(2,177,286)
TOTAL NET ASSETS		$1,479,792,819
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($839,827,967 ÷ 89,736,341 shares outstanding), no par value, 500,000,000 shares authorized	$9.36
Offering price per share (100/95.50 of $9.36)	$9.80
Redemption proceeds per share	$9.36
Class B Shares:
Net asset value per share ($80,799,458 ÷ 8,590,590 shares outstanding), no par value, 500,000,000 shares authorized	$9.41
Offering price per share	$9.41
Redemption proceeds per share (94.50/100 of $9.41)	$8.89
Class C Shares:
Net asset value per share ($165,629,540 ÷ 17,606,120 shares outstanding), no par value, 500,000,000 shares authorized	$9.41
Offering price per share	$9.41
Redemption proceeds per share (99.00/100 of $9.41)	$9.32
Class F Shares:
Net asset value per share ($208,814,194 ÷ 22,163,448 shares outstanding), no par value, 500,000,000 shares authorized	$9.42
Offering price per share (100/99.00 of $9.42)	$9.52
Redemption proceeds per share (99.00/100 of $9.42)	$9.33
Institutional Shares:
Net asset value per share ($184,721,660 ÷ 19,731,762 shares outstanding), no par value, 500,000,000 shares authorized	$9.36
Offering price per share	$9.36
Redemption proceeds per share	$9.36

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Interest			$24,453,004
Dividends received from affiliated holdings (Note 5)			17,641,323
TOTAL INCOME			42,094,327
Expenses:
Investment adviser fee (Note 5)		$5,159,348
Administrative fee (Note 5)		536,232
Custodian fees		27,240
Transfer and dividend disbursing agent fees and expenses		724,830
Directors'/Trustees' fees		7,898
Auditing fees		13,200
Legal fees		4,924
Portfolio accounting fees		115,450
Distribution services fee (Note 5)		903,452
Shareholder services fee (Note 5)		1,420,725
Account administration fee (Note 2)		6,276
Share registration costs		69,365
Printing and postage		66,461
Insurance premiums		2,955
Taxes		50,182
Miscellaneous		7,219
TOTAL EXPENSES		9,115,757
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(1,304,353)
Waiver of administrative fee	(12,730)
Reimbursement of shareholder services fee	(163,393)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,480,476)
Net expenses			7,635,281
Net investment income			34,459,046
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (includes realized gain of $322,000 on sales of investments in affiliated holdings) (Note 5)			(2,850,042)
Net realized loss on futures contracts			(3,319,117)
Net change in unrealized depreciation of investments			54,198,093
Net change in unrealized appreciation of futures contracts			(2,732,518)
Net realized and unrealized gain on investments and futures contracts			45,296,416
Change in net assets resulting from operations			$79,755,462

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$34,459,046	$67,178,733
Net realized gain (loss) on investments, futures contracts and swap contracts	(6,169,159)	5,653,373
Net change in unrealized appreciation/depreciation of investments and futures contracts	51,465,575	(32,971,095)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	79,755,462	39,861,011
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(20,877,809)	(37,507,233)
Class B Shares	(1,898,237)	(4,929,940)
Class C Shares	(3,635,370)	(7,084,687)
Class F Shares	(5,370,975)	(10,869,259)
Institutional Shares	(4,606,656)	(5,274,785)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,389,047)	(65,665,904)
Share Transactions:
Proceeds from sale of shares	318,844,149	471,532,351
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	—	13,026,914
Net asset value of shares issued to shareholders in payment of distributions declared	32,237,881	56,394,179
Cost of shares redeemed	(194,718,373)	(422,669,462)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	156,363,657	118,283,982
Change in net assets	199,730,072	92,479,089
Net Assets:
Beginning of period	1,280,062,747	1,187,583,658
End of period (including distributions in excess of $(2,177,286) and $(247,285), respectively)	$1,479,792,819	$1,280,062,747

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. ORGANIZATION

Federated Investment Series Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of one diversified portfolio, Federated Bond Fund (the “Fund”). The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income as is consistent with the preservation of capital.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income (loss)*	$67,598,731
Net realized and unrealized loss on investments	$(27,022,232)
Net increase in net assets resulting from operations	$40,576,499
*	Net investment income includes $28,826 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Class A Shares exchanged, a shareholder received 1.038 shares of Federated Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Class B Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. - Strategic Yield Portfolio Class I Shares exchanged, a shareholder received 1.037 shares of Federated Bond Fund Institutional Shares.

Semi-Annual Shareholder Report

The Fund received assets from EquiTrust Series Fund, Inc. - Strategic Yield Portfolio as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc. – Strategic Yield Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,396,219	$13,026,914	$804,423	$1,185,960,939	$1,198,987,853
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc - Strategic Yield Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the six months ended May 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$625
Class C Shares	1,690
Class F Shares	3,961
TOTAL	$6,276
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Maryland and the Commonwealth of Pennsylvania.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and Semi-Annual Shareholder Report recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain/(loss) on swap contracts in the Statement of Operations.

At May 31, 2012, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $48,132,031. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at May 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,081,646
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 3.123%, 1/28/2027	2/4/1998	$81,002	$23,227
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 - 9/29/1999	$4,048,581	$4,665,033

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$2,569,092*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,319,117)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,732,518)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	21,085,284	$197,057,676	27,732,508	$256,084,335
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Strategic Yield Portfolio	—	—	719,291	6,711,132
Shares issued to shareholders in payment of distributions declared	2,119,050	19,644,737	3,730,715	34,241,920
Shares redeemed	(11,809,527)	(110,174,749)	(25,903,634)	(238,669,636)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	11,394,807	$106,527,664	6,278,880	$58,367,751
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,010,057	$9,460,785	1,465,075	$13,561,380
Shares issued to shareholders in payment of distributions declared	179,618	1,672,420	454,396	4,190,306
Shares redeemed	(1,882,671)	(17,609,502)	(5,870,797)	(54,519,869)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(692,996)	$(6,476,297)	(3,951,326)	$(36,768,183)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,657,168	$24,888,365	4,451,567	$41,224,550
Shares issued to shareholders in payment of distributions declared	306,119	2,852,383	584,258	5,388,829
Shares redeemed	(1,666,900)	(15,603,180)	(5,255,709)	(48,607,091)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,296,387	$12,137,568	(219,884)	$(1,993,712)
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	2,477,320	$23,277,467	5,099,740	$47,376,135
Shares issued to shareholders in payment of distributions declared	521,211	4,863,546	1,017,144	9,398,794
Shares redeemed	(1,987,954)	(18,589,570)	(5,471,171)	(50,861,645)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	1,010,577	$9,551,443	645,713	$5,913,284
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,870,763	$64,159,856	12,258,371	$113,285,951
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. - Strategic Yield Portfolio	—	—	676,928	6,315,782
Shares issued to shareholders in payment of distributions declared	345,569	3,204,795	345,924	3,174,330
Shares redeemed	(3,530,245)	(32,741,372)	(3,258,333)	(30,011,221)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,686,087	$34,623,279	10,022,890	$92,764,842
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	16,694,862	$156,363,657	12,776,273	$118,283,982

4. FEDERAL TAX INFORMATION

At May 31, 2012, the cost of investments for federal tax purposes was $1,462,235,183. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,641,046. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $86,162,494 and net unrealized depreciation from investments for those securities having an excess of cost over value of $89,803,540.

At November 30, 2011, the Fund had a capital loss carryforward of $5,896,035 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2014	$1,796,342	NA	$1,796,342
2016	$14,339	NA	$14,339
2017	$4,085,354	NA	$4,085,354
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the Adviser voluntarily waived $1,283,550 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,730 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%

Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distributions services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$309,576
Class C Shares	593,876
TOTAL	$903,452

For the six months ended May 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $187,304 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $80,169 and $2,190 in sales charges from the sale of Class A Shares and Class F Shares. FSC also retained $58,216 of CDSC relating to redemptions of Class B Shares, $11,798 relating to redemptions of Class C Shares and $10,845 relating to redemptions of Class F Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

	Service Fees Incurred	Service Fees Reimbursed
Class A Shares	$875,457	$(144,838)
Class B Shares	103,192	—
Class C Shares	196,268	—
Class F Shares	245,808	(18,555)
TOTAL	$1,420,725	$(163,393)

For the six months ended May 31, 2012, FSSC did not any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 1.79%, 1.79%, 1.02% and 0.79% (the “Fee Limit”), Semi-Annual Shareholder Report

respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $20,803. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2011	80,071,050	57,799,250	137,870,300
Purchases/Additions	132,355,573	8,777,397	141,132,970
Sales/Reductions	197,357,114	303,490	197,660,604
Balance of Shares Held 5/31/2012	15,069,509	66,273,157	81,342,666
Value	$15,069,509	$429,450,054	$444,519,563
Dividend Income	$37,588	$17,603,735	$17,641,323

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio (“HYCORE”), a portfolio of Core Trust, is to provide high current income. Federated receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually, and are recorded by the Fund as capital gains. A copy of the HYCORE financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Semi-Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$233,349,760
Sales	$23,497,279

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,062.80	$5.05
Class B Shares	$1,000	$1,058.10	$9.21
Class C Shares	$1,000	$1,058.10	$9.21
Class F Shares	$1,000	$1,062.10	$5.26
Institutional Shares	$1,000	$1,063.80	$4.08
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.10	$4.95
Class B Shares	$1,000	$1,016.05	$9.02
Class C Shares	$1,000	$1,016.05	$9.02
Class F Shares	$1,000	$1,019.90	$5.15
Institutional Shares	$1,000	$1,021.05	$3.99
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.98%
Class B Shares	1.79%
Class C Shares	1.79%
Class F Shares	1.02%
Institutional Shares	0.79%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Bond Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the three-year and five-year period were above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's Semi-Annual Shareholder Report subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expense born by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420F103
CUSIP 31420F202
CUSIP 31420F301
CUSIP 31420F400
CUSIP 31420F509

2072302 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012